Borrowings and Capital Lease Obligations	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Borrowings and Capital Lease Obligations

Note 7 – Borrowings and Capital Lease Obligations

The Company’s short-term debt obligations are as follows:

	Rate (1)	September 30, 2014	December 31, 2013
Note payable - Legacy		$—	$2,814,027
Note payable - S&H leasing		—	1,865,600
Note payable - working capital		—	800,000
Insurance premium financings	3.1 - 4.8%	241,414	101,135
Note payable - Medicare cost report	10.1%	12,116	84,065

Short-term debt		$253,530	$5,664,827

(1)	Effective rate as of September 30, 2014

The Company’s long-term debt and capital lease obligations are as follows:

	Rate (1)	Maturity Date	September 30, 2014	December 31, 2013
Senior Lender:
Note payable	4.4%	Jun. 2021	$26,625,000	$—
Other Lenders:
Line of credit			—	896,000
Notes payable - working capital			—	3,715,088
Note payable - equity investments			—	3,270,427
Note payable - management agreements			—	640,466
Note payable - assumption			—	146,857
Note payable - preferred interest redemption			—	5,100,000
Note payable - settlements			—	1,189,725
Note payable - THE			—	311,149
Notes payable - physician partners			—	103,604
Notes payable - acquisition	6.0%	Dec. 2014 - Oct. 2015	95,674	99,610
Capital Lease Obligations	5.5 - 9.1%		1,173,403	2,477,985

Total			27,894,077	17,950,911
Less: Current portion of long-term debt			(4,050,498)	(7,919,179)

Long-term debt			$23,843,579	$10,031,732

(1)	Effective rate as of September 30, 2014

SNB Credit Facility

Effective June 30, 2014, we entered into a Loan Agreement with Bank SNB, National Association, and Texas Capital Bank, together referred to as Lenders and collectively the agreement is referred to as the SNB Credit Facility. The SNB Credit Facility was used to consolidate substantially all of our and our subsidiaries’ debt in the principal amount of $27.5 million, which we refer to as the Term Loan, and provides for an additional revolving loan in the amount of $2.5 million, which we refer to as the Revolving Loan. As of June 30, 2014 we have not drawn funds from the Revolving Loan. We have also entered into a number of ancillary agreements in connection with the SNB Credit Facility, including deposit account control agreements, subsidiary guarantees, security agreements and promissory notes.

Maturity Dates. The Term Loan matures on June 30, 2021 and the Revolving Loan matures on June 30, 2016.

Interest Rates. The interest rate for the Term Loan and Revolving Loan is 30-day LIBOR plus the Applicable Margins based on our Senior Debt Ratio, as defined. The Applicable Margins are as follows:

	Applicable Margin
Senior Debt Ratio	Revolving Loan	Term Loan
≥ 2.5x	3.75%	4.25%
< 2.5x, but ≥ 2.0x	3.25%	3.75%
< 2.0 x	2.75%	3.25%

The Applicable Margins are established at 3.75% for the Revolving Loan and 4.25% for the Term Loan through December 31, 2014. Subsequent to December 31, 2014, the Applicable Margins will be adjusted on a quarterly basis based on our senior debt ratio. The Senior Debt Ratio is calculated by dividing all of our indebtedness, including capital leases, which is secured by a lien or security interest in any of our assets by our EBITDA for the preceding four fiscal quarters. EBITDA is defined in the SNB Credit Facility as our net income calculated before interest expense, provision for income taxes, depreciation and amortization expenses, stock compensation, gains arising from the write-up of assets, extraordinary gains and any one-time expenses approved by Bank SNB.

Interest and Principal Payments. We are required to make quarterly payments of principal and interest on the Term Loan. The first four quarterly payments on the Term Loan will be $875,000 plus all accrued and unpaid interest. Each subsequent quarterly payment will be $1,000,000 plus all accrued and unpaid interest. We are required to make quarterly payments on the Revolving Loan equal to the accrued and unpaid interest. All unpaid principal and interest on the Term Loan and Revolving Loan must be paid on the respective maturity dates of June 30, 2021 and June 30, 2016.

Permitted Acquisitions. We must obtain the Lenders approval for any acquisition, merger or consolidation in which the consideration paid for the acquisition, merger or consolidation is in excess of $1 million or for any acquisition, merger or consolidation in which the target entity’s operating income for the preceding 12 month period is less than zero.

Mandatory Prepayments. If we sell any assets in excess of $100,000 or collectively sell any assets in a 12 month period in excess of $100,000, we must make a prepayment equal to the net proceeds of the asset sale(s). If we receive proceeds from a debt or equity offering that is not used for a permitted acquisition over a 12 month period following the offering or for repayment of our preferred noncontrolling interests, we must make a prepayment equal to the net proceeds of the debt or equity offering. Subsequent to the completion of our annual audited financial statements, we must make a prepayment equal to 30% of our Excess Cash Flow which is defined as the amount of EBITDA (as defined in the SNB Credit Facility) for the fiscal year that exceeds the sum of debt service payments plus capital expenditures plus cash payments for federal, state and local income taxes, plus distributions made by our Equity Owned Hospitals to persons other than us.

Voluntary Prepayments. We may prepay amounts under the Term Loan at any time provided that we are required to pay a prepayment penalty of 2% of the amount prepaid if payment is made prior to the first anniversary, 1.5% if the prepayment is made after the first anniversary but prior to the second anniversary and 1% if the prepayment is made after the second anniversary but prior to the maturity date. We may prepay amounts under the Revolving Loan at any time without penalty.

Guaranties. Each of our direct or indirect wholly-owned subsidiaries jointly and severally and unconditionally guaranty payment of our obligations owed to Lenders.

Financial Covenants:

Senior Debt Ratio. We must maintain a Senior Debt Ratio not in excess of 3.00 to 1.00 as of the end of each fiscal quarter beginning with the quarter ending September 30, 2014. As of September 30, 2014, our Senior Debt Ratio was 1.79.

Senior Debt Service Coverage Ratio. We must maintain a Senior Debt Service Coverage Ratio of not less than 1.30 to 1.00 as of the end of each fiscal quarter beginning with the quarter ending September 30, 2014. The Senior Debt Service Coverage ratio is the ratio of EBITDA (as defined in the SNB Credit Facility) for the preceding four fiscal quarters minus cash payments for federal, state and local taxes, minus capital expenditures to our debt service payments for the same period. As of September 30, 2014, our Senior Debt Service Coverage Ratio was 2.09.

Adjusted Senior Debt Service Coverage Ratio. We must maintain an Adjusted Senior Debt Service Coverage Ratio of not less than 1.05 to 1.00 as of the end of each fiscal quarter beginning with the quarter ending September 30, 2014. The Adjusted Senior Debt Service Coverage Ratio is the ratio of EBITDA (as defined in the SNB Credit Facility) for the preceding four fiscal quarters minus cash payments for federal, state and local taxes, minus capital expenditures, plus distributions made to our preferred noncontrolling interest holders, plus distributions made by our Equity Owned Hospitals to persons other than us to our debt service payments for the same period. As of September 30, 2014, our Adjusted Senior Debt Service Ratio was 1.31.

Annualized EBITDA. Until June 30, 2015 and for purposes of calculating compliance with the financial covenants in SNB Credit Facility, EBITDA shall be determined by annualizing EBITDA for the fiscal quarter ending on September 30, 2014 and each quarter that has elapsed thereafter.

As of September 30, 2014, we are in compliance with our financial covenants.

Restrictions on Indebtedness. We and our Equity Owned Hospitals are not allowed to create any indebtedness other than indebtedness for the purchase of fixed assets not exceeding $500,000 in any fiscal year, trade payables incurred in the ordinary course of business and not past due, contingent obligations and unsecured indebtedness not exceeding $100,000 in the aggregate at any time outstanding.

Use of Proceeds. All proceeds of the Term Loan were used solely for the refinancing of existing indebtedness. The proceeds of the Revolving Loan will be used for working capital.

Collateral. Payment and performance of our obligations under the SNB Credit Facility are secured in general by all of our assets.

Defaults and Remedies. In addition to the general defaults of failure to perform our obligations under the Loan Agreement, events of default also include the occurrence of a change in control, as defined, and the loss of our Medicare or Medicaid certification, collateral casualties, entry of a judgment of $150,000 or more, failure of first liens on collateral and the termination of any of our management agreements that represent more than 10% of our management fees for the preceding 18 month period. In the event of a monetary default, all of our obligations due under the SNB Credit Facility shall become immediately due and payable. In the event of a non-monetary default, we have 10 days or in some cases three days to cure before BankSNB has the right to declare our obligations due under the SNB Credit Facility immediately due and payable.

At September 30, 2014, future maturities of long-term debt were as follows:

Twelve months ended September 30:
2015	$4,050,498
2016	4,362,967
2017	4,229,627
2018	4,134,459
2019	4,116,526
Thereafter	7,000,000

Note 10 – Borrowings and Capital Lease Obligations

The Company’s short-term debt obligations as of December 31, 2013 and 2012 are as follows:

	Rate(1)	2013	2012
Senior Lender:
Notes payable – working capital	6.5 – 7.0%	$2,814,027	$778,287
Other Lenders:
Note payable – S&H Leasing	11.5%	1,865,600	—
Note payable – working capital	5.0%	800,000	796,231
Insurance premium financings	3.0 – 3.9%	101,135	176,837
Note payable – Medicare cost report	10.1%	84,065	—
Note payable – HC REIT		—	100,000
Notes payable – acquisition		—	156,242

Short-term debt		$5,664,827	$2,007,597

(1)	Effective rate as of December 31, 2013

The Company has two short-term working capital loans from its senior lender that are collateralized by the inventory, accounts receivable, equipment and other assets of one of the Company’s hospital subsidiaries. The notes bear interest at variable rates of prime plus 1.5% and 3.75% with floors of 6.5% and 7%. The Company is required to make monthly payments totaling $15,608 with the balances due at maturity in March 2014 and July 2014. The Company is in process of extending the maturity date on both notes to January 2015.

On July 22, 2013, in conjunction with the Tyche Transaction (see Note 11 – Preferred Noncontrolling Interests), the Company issued a note payable to S&H Leasing, LLC (“S&H Leasing”), a member of Tyche. The note is unsecured and bears interest at a fixed rate of 11.5%. All principal and interest on the note is due at maturity on August 1, 2014.

The Company has a short-term working capital loan with a bank that is collateralized by the accounts receivable of one of the Company’s hospital subsidiaries. The note bears interest at a variable rate of prime plus 1% with a floor of 5% and the Company is required to make monthly interest payments of $3,333 with the balance due at maturity in October 2014.

The Company has various insurance premium financing notes payable that bear interest rates ranging from 3.0% to 3.9%. The insurance notes mature from February 2014 to September 2014 and the Company is required to make monthly principal and interest payments totaling $26,118.

In November 2013, the Company entered into an unsecured note payable with a finance company for $91,329. The note bears interest at 10.13% and requires monthly payments of principal and interest totaling $8,035. The note matures in November 2014. The proceeds from the note were used to pay amounts due under a Medicare cost report at one of the Company’s hospital subsidiaries.

In August 2013, the HC REIT short-term note payable (“HC REIT Note 1”) was forgiven by HC REIT in conjunction with the El Paso Real Estate Transaction described in Note 16 – Gains and Other Item.

On July 22, 2013, in conjunction with the Foundation acquisition, the Company issued a promissory note for $2,000,000 to FHA. The note was unsecured, bore interest at a fixed rate of 7% and was due on demand. The balance on the note was paid in full in October 2013.

The Company’s long-term debt and capital lease obligations as of December 31, 2013 and 2012 are as follows:

	Rate(1)	Maturity Date	2013	2012
Senior Lender:
Line of credit	7.0%	Jun. 2014	$896,000	$431,000
Notes payable – working capital	5.5 – 7.0%	Mar. 2014 – Feb. 2016	3,715,088	5,216,251
Note payable – equity investments	6.25%	Sept. 2016	3,270,427	4,289,057
Note payable – management agreements	6.0%	Dec. 2016	640,466	826,617
Note payable – assumption	6.75%	Jan. 2015	146,857	—
Other Lenders:
Note payable – preferred interest redemption	10.0%	Jul. 2015	5,100,000	—
Notes payable – settlements	5.25 – 8.0%	Dec. 2014 – Jan. 2018	1,189,725	—
Notes payable – THE	4.6 – 8%	Dec. 2014 – Feb. 2016	311,149	453,034
Notes payable – physician partners	5.25 – 6.75%	Jun. 2013 – Nov. 2014	103,604	617,198
Notes payable – acquisition	6.0%	Dec. 2014 – Oct. 2015	99,610	172,289
Note payable – HC REIT			—	450,917
Note payable – equity investments			—	167,841
Capital lease obligations	0.2 – 11.0%	Oct. 2013 – Jul. 2017	2,477,985	4,879,886

Total			17,950,911	17,504,090
Less: Current portion of long-term debt			(7,919,179)	(5,971,339)

Long-term debt			$10,031,732	$11,532,751

(1)	Effective rate as of December 31, 2013

The Company has a $1 million line of credit with its senior lender that is collateralized by the accounts receivable of one of the Company’s hospital subsidiaries. The line bears interest at a variable interest rate of prime plus 1% with a floor of 7% and the Company is required to make monthly payments of interest. As of December 31, 2013 and 2013, the Company had $104,000 and $569,000, respectively, available to borrow under the line.

The Company has various working capital notes payable with its senior lender that are collateralized by the Company’s accounts receivable, inventory, equipment and other assets. The notes bear interest at variable rates ranging from prime plus 1% to prime plus 1.5% with floor rates ranging from 5.5% to 7%. The Company is required to make monthly principal and interest payments under the notes payable totaling $156,912. Two of the working capital notes matured in March 2014. The Company is in process of extending the maturity of these notes to January 2015.

The Company has a note payable with its senior lender that is collateralized by the Company’s equity investment in one of its Affiliates. The note bears interest at a variable rate of prime plus 1.5% with a floor of 6.25% and the Company is required to make monthly principal and interest payments of $107,821.

The Company has a note payable with its senior lender that is collateralized by the Company’s management agreement with one of its ASC Affiliates. The note bears interest at a variable rate of prime plus 2.75% and the Company is required to make monthly principal and interest payments under the note of $19,683.

On July 22, 2013, as part of the acquisition of Foundation, the Company assumed a note payable with its senior lender from FHA. The note is unsecured and bears interest at a fixed rate of 6.75%. The Company is required to make monthly principal and interest payments under the note of $11,628.

On July 22, 2013, in conjunction with the Tyche Transaction (see Note 11 – Preferred Noncontrolling Interests), the Company issued a note payable a bank for $5.1 million. The note is secured by the preferred noncontrolling interests purchased from Tyche and bears interest at a fixed rate of 10%. The Company is required to make one payment of $728,571 in August 2014 with the remaining balance plus accrued interest due at maturity.

On July 22, 2013, as part of the acquisition of Foundation, the Company assumed various notes payable from FHA, totaling $1.2 million that are owed to various third parties and a bank. The notes payable were related to past legal settlements of the Company that were funded by FHA through the notes payable. The assumed settlement notes bear interest at fixed rates ranging from 5.25% to 8%. On September 3, 2013, the Company entered into a note payable with a noncontrolling interest holder in one of the Company’s hospital subsidiaries. The note bears interest at prime plus 2% and was entered into as a settlement of a dispute and for the purpose of purchasing the noncontrolling interest from the holder. All of the settlements notes payable are unsecured and the Company is required to make monthly principal and interest payments totaling $48,029.

The Company has two notes payable with THE Investments, LLC (“THE”). The notes are unsecured and bear interest at a fixed rates ranging from 4.6% to 8%. The Company is required to make monthly principal and interest payments totaling $15,913. The managing member of THE is also the managing member of Tyche.

The Company has various working capital notes payable with banks that are collateralized by the personal guarantees of Company’s physician partners that own noncontrolling interests in one of the Company’s hospital subsidiaries. The notes bear interest at fixed rates ranging from 5.25% to 6.5%. The Company is required to make monthly principal and interest payments totaling $17,609.

The Company has two unsecured notes payable related to the purchase of an imaging center in 2012. One of the notes, with a balance of $76,957 at December 31, 2013, is owed to the seller of the imaging center; the other note payable, with a balance of $22,653 at December 31, 2013, is related to the payment of rent that was owed on the imaging center at the time it was purchased. The notes bear interest at a fixed rate of 6% and the Company is required to make monthly principal and interest payments totaling $7,219.

In August 2013, the HC REIT note payable (“HC REIT Note 2”) was assigned to FSHA as part of the El Paso Real Estate Transaction described in Note 16 – Gains and Other Item.

The Company has entered into various capital leases that are collateralized by certain computer and medical equipment used by the Company. The capital leases bear interest at fixed rates ranging from 4.8% to 13.7%. The Company is required to make monthly principal and interest payments under the capital leases totaling $129,989.

The Company has entered into various short-term and long-term notes payable with its senior lender, Legacy Bank (referred to as “Legacy Debt”). As of December 31, 2013 and 2012, the balance of the Legacy Debt was $11.48 million and $11.54 million, respectively. The Legacy Debt is collateralized by substantially all of the assets of the Company’s subsidiaries, FSA and FSHA, and a portion is personally guaranteed by certain officers of the Company. In conjunction with the Legacy Debt, the Company has agreed to comply with certain financial covenants (as defined and calculated at the FSA and FSHA level) including:

•	Debt Service Coverage Ratio of 1.05 to 1 and increasing to 1.1 to 1 by December 31, 2013; 1.15 to 1 by March 31, 2014; and 1.2 to 1 by June 30, 2014; and

•	Minimum Tangible Net Worth (as defined for FSA and FSHA) of $11.1 million increased each quarter (beginning in September 30, 2013 by 50% of FSA’s and FSHA’s net income for the quarter).

As of December 31, 2013, FSA and FSHA are in compliance with the Legacy Debt financial covenants. There is no assurance that Legacy Bank will waive any future violations of the financial covenants. Historically, management has been successful in obtaining waivers from the bank for any covenant non-compliance; however there is no assurance that the Company will be able to obtain waivers in the future.

At December 31, 2013, future maturities of long-term debt were as follows:

2014	$7,919,179
2015	8,235,461
2016	1,641,600
2017	73,100
2018	52,349
Thereafter	29,222